MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details)	Sep. 30, 2025 cashGeneratingUnit
Disclosure Of Material Accounting Policies [Abstract]
Number of cash generating units	3
Number of cash generating units, impairment indicators existed	2